ACCOUNTS PAYABLE AND OTHER (Tables)	6 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts payable and other

(US$ MILLIONS)	June 30, 2018	December 31, 2017
Current
Accounts payable	$1,503	$1,451
Accrued and other liabilities (1) (2)	3,251	2,992
Work in progress (3)	650	341
Provisions and decommissioning liabilities	50	81
Total current	$5,454	$4,865
Non-current
Accounts payable	$95	$113
Accrued and other liabilities (2)	438	435
Work in progress (3)	64	86
Provisions and decommissioning liabilities	134	139
Total non-current	$731	$773
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(1)	Includes bank overdrafts of $857 million as at June 30, 2018 (December 31, 2017: $581 million).

(2)
Includes a defined benefit pension obligation of $42 million ($1 million current and $41 million non-current) and a post-retirement benefit obligation of $28 million ($2 million current and $26 million non-current) as at June 30, 2018.

(3)	See Note 12 for additional information.